Leases - Narrative (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term for operating leases (in years)	6 years 11 months 4 days	5 years 8 months 4 days
Weighted-average remaining lease term for finance leases (in years)	4 years 9 months 3 days	5 years 4 months 13 days
Weighted-average discount rate for operating leases (in percent)	6.64%	4.88%
Weighted-average discount rate for finance leases (in percent)	6.30%	3.60%